Document and Entity Information	Apr. 08, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	001-03579
Entity Registrant Name	PITNEY BOWES INC /DE/
Entity Central Index Key	0000078814
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	3001 SUMMER STREET
Entity Address, City or Town	STAMFORD
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926-0700
City Area Code	203
Local Phone Number	356-5000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PBI
Security Exchange Name	NYSE
6.70% Notes due 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.70% Notes due 2043
Trading Symbol	PBI.PRB
Security Exchange Name	NYSE